Shareholder Report		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Neuberger Berman Alternative Funds
Entity Central Index Key		0001317474
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000112087
Shareholder Report [Line Items]
Fund Name		Neuberger Berman Absolute Return Multi-Manager Fund
Class Name		Class A
Trading Symbol		NABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$219	2.15%

Expenses Paid, Amount		$ 219
Expense Ratio, Percent		2.15%
Line Graph [Table Text Block]
	Class A (including sales charge) 11,392	Bloomberg U.S. Aggregate Bond Index $11,593	HFRX® Global Hedge Fund Index $12,031	S&P® 500 Index $33,950
Oct 14	9,425	10,000	10,000	10,000
Oct 15	9,189	10,196	9,795	10,520
Oct 16	9,013	10,641	9,668	10,994
Oct 17	9,504	10,737	10,342	13,593
Oct 18	9,415	10,517	9,977	14,591
Oct 19	9,620	11,727	10,329	16,681
Oct 20	9,772	12,453	10,711	18,301
Oct 21	10,462	12,393	11,791	26,155
Oct 22	10,864	10,450	11,169	22,334
Oct 23	10,950	10,487	11,241	24,599
Oct 24	11,392	11,593	12,031	33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (at NAV)	4.03%	3.44%	1.92%
Class A (including sales charge)	-1.97%	2.22%	1.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
HFRX® Global Hedge Fund Index	7.03%	3.10%	1.87%
S&P® 500 Index	38.02%	15.27%	13.00%

AssetsNet		$ 90,353,718
Holdings Count | Holding		575
Advisory Fees Paid, Amount		$ 989,726
InvestmentCompanyPortfolioTurnover		137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$90,353,718
Number of Portfolio Holdings	575
Total Investment Advisory Fees Paid	$989,726
Portfolio Turnover Rate	137%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

	Long	Short
Common Stocks	44.6%	(6.6)%
Corporate Bonds	0.0	-
Insurance Linked Securities	8.5	-
Loan Assignments	0.0	-
Rights	0.1	-
Warrants	0.0	-
Short-Term Investments	35.4	-
Other Assets Less Liabilities	18.0Footnote Reference**	-
Total	106.6%	(6.6)%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

On December 26, 2023, Crabel Capital Management, LLC was added as a subadviser to the Fund. Effective as of June 28, 2024, BH-DG Systematic Trading LLP is no longer a subadviser to the Fund.

C000112088
Shareholder Report [Line Items]
Fund Name		Neuberger Berman Absolute Return Multi-Manager Fund
Class Name		Class C
Trading Symbol		NABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$295	2.90%

Expenses Paid, Amount		$ 295
Expense Ratio, Percent		2.90%
Line Graph [Table Text Block]
	Class C (including sales charge) 11,223	Bloomberg U.S. Aggregate Bond Index $11,593	HFRX® Global Hedge Fund Index $12,031	S&P® 500 Index $33,950
Oct 14	10,000	10,000	10,000	10,000
Oct 15	9,679	10,196	9,795	10,520
Oct 16	9,422	10,641	9,668	10,994
Oct 17	9,865	10,737	10,342	13,593
Oct 18	9,692	10,517	9,977	14,591
Oct 19	9,827	11,727	10,329	16,681
Oct 20	9,921	12,453	10,711	18,301
Oct 21	10,539	12,393	11,791	26,155
Oct 22	10,858	10,450	11,169	22,334
Oct 23	10,858	10,487	11,241	24,599
Oct 24	11,223	11,593	12,031	33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (at NAV)	3.36%	2.69%	1.16%
Class C (including sales charge)	2.36%	2.69%	1.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
HFRX® Global Hedge Fund Index	7.03%	3.10%	1.87%
S&P® 500 Index	38.02%	15.27%	13.00%

AssetsNet		$ 90,353,718
Holdings Count | Holding		575
Advisory Fees Paid, Amount		$ 989,726
InvestmentCompanyPortfolioTurnover		137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$90,353,718
Number of Portfolio Holdings	575
Total Investment Advisory Fees Paid	$989,726
Portfolio Turnover Rate	137%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

	Long	Short
Common Stocks	44.6%	(6.6)%
Corporate Bonds	0.0	-
Insurance Linked Securities	8.5	-
Loan Assignments	0.0	-
Rights	0.1	-
Warrants	0.0	-
Short-Term Investments	35.4	-
Other Assets Less Liabilities	18.0Footnote Reference**	-
Total	106.6%	(6.6)%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

On December 26, 2023, Crabel Capital Management, LLC was added as a subadviser to the Fund. Effective as of June 28, 2024, BH-DG Systematic Trading LLP is no longer a subadviser to the Fund.

C000228868
Shareholder Report [Line Items]
Fund Name		Neuberger Berman Absolute Return Multi-Manager Fund
Class Name		Class E
Trading Symbol		NABEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Line Graph [Table Text Block]
	Class E 12,963	Bloomberg U.S. Aggregate Bond Index $11,593	HFRX® Global Hedge Fund Index $12,031	S&P® 500 Index $33,950
Oct 14	10,000	10,000	10,000	10,000
Oct 15	9,790	10,196	9,795	10,520
Oct 16	9,637	10,641	9,668	10,994
Oct 17	10,196	10,737	10,342	13,593
Oct 18	10,139	10,517	9,977	14,591
Oct 19	10,390	11,727	10,329	16,681
Oct 20	10,599	12,453	10,711	18,301
Oct 21	11,384	12,393	11,791	26,155
Oct 22	11,973	10,450	11,169	22,334
Oct 23	12,275	10,487	11,241	24,599
Oct 24	12,963	11,593	12,031	33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class E	5.60%	4.52%	2.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
HFRX® Global Hedge Fund Index	7.03%	3.10%	1.87%
S&P® 500 Index	38.02%	15.27%	13.00%

AssetsNet		$ 90,353,718
Holdings Count | Holding		575
Advisory Fees Paid, Amount		$ 989,726
InvestmentCompanyPortfolioTurnover		137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$90,353,718
Number of Portfolio Holdings	575
Total Investment Advisory Fees Paid	$989,726
Portfolio Turnover Rate	137%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

	Long	Short
Common Stocks	44.6%	(6.6)%
Corporate Bonds	0.0	-
Insurance Linked Securities	8.5	-
Loan Assignments	0.0	-
Rights	0.1	-
Warrants	0.0	-
Short-Term Investments	35.4	-
Other Assets Less Liabilities	18.0Footnote Reference**	-
Total	106.6%	(6.6)%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

On December 26, 2023, Crabel Capital Management, LLC was added as a subadviser to the Fund. Effective as of June 28, 2024, BH-DG Systematic Trading LLP is no longer a subadviser to the Fund. The change in Fund fees for the reporting period resulted primarily from changes in dividend and interest expenses relating to short sales.

C000135954
Shareholder Report [Line Items]
Fund Name		Neuberger Berman Absolute Return Multi-Manager Fund
Class Name		Class R6
Trading Symbol		NRABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$173	1.69%

Expenses Paid, Amount		$ 173
Expense Ratio, Percent		1.69%
Line Graph [Table Text Block]
	Class R6 12,617	Bloomberg U.S. Aggregate Bond Index $11,593	HFRX® Global Hedge Fund Index $12,031	S&P® 500 Index $33,950
Oct 14	10,000	10,000	10,000	10,000
Oct 15	9,786	10,196	9,795	10,520
Oct 16	9,631	10,641	9,668	10,994
Oct 17	10,200	10,737	10,342	13,593
Oct 18	10,143	10,517	9,977	14,591
Oct 19	10,411	11,727	10,329	16,681
Oct 20	10,629	12,453	10,711	18,301
Oct 21	11,427	12,393	11,791	26,155
Oct 22	11,930	10,450	11,169	22,334
Oct 23	12,065	10,487	11,241	24,599
Oct 24	12,617	11,593	12,031	33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	4.58%	3.92%	2.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
HFRX® Global Hedge Fund Index	7.03%	3.10%	1.87%
S&P® 500 Index	38.02%	15.27%	13.00%

AssetsNet		$ 90,353,718
Holdings Count | Holding		575
Advisory Fees Paid, Amount		$ 989,726
InvestmentCompanyPortfolioTurnover		137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$90,353,718
Number of Portfolio Holdings	575
Total Investment Advisory Fees Paid	$989,726
Portfolio Turnover Rate	137%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

	Long	Short
Common Stocks	44.6%	(6.6)%
Corporate Bonds	0.0	-
Insurance Linked Securities	8.5	-
Loan Assignments	0.0	-
Rights	0.1	-
Warrants	0.0	-
Short-Term Investments	35.4	-
Other Assets Less Liabilities	18.0Footnote Reference**	-
Total	106.6%	(6.6)%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents or upon request at 800.366.6264 or issdl@nb.com.

On December 26, 2023, Crabel Capital Management, LLC was added as a subadviser to the Fund. Effective as of June 28, 2024, BH-DG Systematic Trading LLP is no longer a subadviser to the Fund. The change in Fund fees for the reporting period resulted primarily from changes in dividend and interest expenses relating to short sales.

C000112089
Shareholder Report [Line Items]
Fund Name		Neuberger Berman Absolute Return Multi-Manager Fund
Class Name		Institutional Class
Trading Symbol		NABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$183	1.79%

Expenses Paid, Amount		$ 183
Expense Ratio, Percent		1.79%
Line Graph [Table Text Block]
	Institutional Class 1,253,200	Bloomberg U.S. Aggregate Bond Index $1,159,300	HFRX® Global Hedge Fund Index $1,203,100	S&P® 500 Index $3,395,000
Oct 14	1,000,000	1,000,000	1,000,000	1,000,000
Oct 15	979,000	1,019,600	979,500	1,052,000
Oct 16	963,700	1,064,100	966,800	1,099,400
Oct 17	1,019,600	1,073,700	1,034,200	1,359,300
Oct 18	1,013,900	1,051,700	997,700	1,459,100
Oct 19	1,039,000	1,172,700	1,032,900	1,668,100
Oct 20	1,059,900	1,245,300	1,071,100	1,830,100
Oct 21	1,138,400	1,239,300	1,179,100	2,615,500
Oct 22	1,187,300	1,045,000	1,116,900	2,233,400
Oct 23	1,200,600	1,048,700	1,124,100	2,459,900
Oct 24	1,253,200	1,159,300	1,203,100	3,395,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	4.39%	3.82%	2.28%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
HFRX® Global Hedge Fund Index	7.03%	3.10%	1.87%
S&P® 500 Index	38.02%	15.27%	13.00%

AssetsNet		$ 90,353,718
Holdings Count | Holding		575
Advisory Fees Paid, Amount		$ 989,726
InvestmentCompanyPortfolioTurnover		137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$90,353,718
Number of Portfolio Holdings	575
Total Investment Advisory Fees Paid	$989,726
Portfolio Turnover Rate	137%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

	Long	Short
Common Stocks	44.6%	(6.6)%
Corporate Bonds	0.0	-
Insurance Linked Securities	8.5	-
Loan Assignments	0.0	-
Rights	0.1	-
Warrants	0.0	-
Short-Term Investments	35.4	-
Other Assets Less Liabilities	18.0Footnote Reference**	-
Total	106.6%	(6.6)%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/mutual-funds/absolute-return-multi-manager-fund?section=documents or upon request at 800.366.6264 or issdl@nb.com.

On December 26, 2023, Crabel Capital Management, LLC was added as a subadviser to the Fund. Effective as of June 28, 2024, BH-DG Systematic Trading LLP is no longer a subadviser to the Fund.